Depreciation, amortization, shipping and handling expenses - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Disclosure of income statement [line items]
Amortization of intangible assets	¥ 38,957	$ 6,162	¥ 1,012		¥ 1,012
Depreciation of investment property	355	56	376		380
Depreciation of property, plant and equipment	492,826	77,952	450,092		422,859
Depreciation of right-of-use assets	41,458	6,558	43,127	[1]	40,958	[1]
Depreciation and amortization expenses	573,596	90,728	494,607		465,209
Cost of sales [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	381,248	60,303	327,866		315,445
Research and development expenses [Member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	41,835	6,618	26,815		16,470
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	¥ 150,513	$ 23,807	¥ 139,926		¥ 133,294

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.